SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations	$ 34,116	$ 33,359	$ 34,692
Cost of sales	27,850	22,106	22,961
Mine operating income	6,266	11,253	11,731
Operating expenses and other items	300	464	925
Net income before income taxes	2,033	5,293	6,455
Income taxes	(407)	(2,771)	(4,439)
Net income	$ 1,626	$ 2,522	$ 2,016
Earnings per share
Basic	$ 0.03	$ 0.05	$ 0.05
Diluted	$ 0.03	$ 0.05	$ 0.05
As Previously Reported [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations		$ 33,359	$ 30,105
Cost of sales		21,975	19,161
Mine operating income		11,384	10,944
Operating expenses and other items		5,960	5,276
Net income before income taxes		5,424	5,668
Income taxes		2,771	4,164
Net income		$ 2,653	$ 1,504
Earnings per share
Basic		$ 0.05	$ 0.04
Diluted		$ 0.05	$ 0.03
Adjustment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations			$ 4,587
Cost of sales		131	3,800
Mine operating income		(131)	787
Operating expenses and other items
Net income before income taxes		(131)	787
Income taxes			275
Net income		$ (131)	$ 512
Earnings per share
Basic		$ 0.00	$ 0.01
Diluted		$ 0.00	$ 0.02
As Adjusted [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue from mining operations		$ 33,359	$ 34,692
Cost of sales		22,106	22,961
Mine operating income		11,253	11,731
Operating expenses and other items		5,960	5,276
Net income before income taxes		5,293	6,455
Income taxes		2,771	4,439
Net income		$ 2,522	$ 2,016
Earnings per share
Basic		$ 0.05	$ 0.05
Diluted		$ 0.05	$ 0.05